SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Operating costs and expenses:
Selling and marketing expenses	$ 22,817	138,129	102,814	94,754	$ 26	157	157	157
General and administrative expenses	47,038	284,756	224,111	167,642	5,502	33,308	24,902	16,447
Total operating costs and expenses	630,331	3,815,835	3,011,517	2,150,031	5,528	33,465	25,059	16,604
Income from operations	62,861	380,544	219,733	107,146	(5,528)	(33,465)	(25,059)	(16,604)
Interest income	1,133	6,856	14,554	18,111	1	6	131	452
Foreign exchange gain (loss)	3	21	(2,000)	15,930			(141)	1,086
Other income					402	2,438	2,208	2,649
Income in investment in subsidiaries					51,354	310,879	197,748	127,249
Net income attributable to China Lodging Group, Limited	46,229	279,858	174,887	114,832	46,229	279,858	174,887	114,832
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2011,2012 and 2013					(161)	(976)	758	(16,463)
Comprehensive income attributable to China Lodging Group, Limited	$ 46,068	278,882	175,645	98,369	$ 46,068	278,882	175,645	98,369